Long-Term Debt (Details) $ in Thousands			6 Months Ended	12 Months Ended		24 Months Ended
	May. 31, 2013 USD ($)	Oct. 01, 2012 USD ($)	Jun. 30, 2015 USD ($) item	Dec. 31, 2014 USD ($) item	Dec. 31, 2013 USD ($)	Dec. 31, 2014 USD ($)	May. 21, 2015	Mar. 31, 2015	Sep. 30, 2014 USD ($)	Sep. 29, 2014 USD ($)	Jun. 30, 2014	Aug. 30, 2013
Long-Term Debt
Long-term debt			$ 1,924,412	$ 1,735,150		$ 1,735,150
Long-term debt			1,924,412	$ 1,735,150	$ 1,701,150	$ 1,735,150
Leverage ratio				3.7		3.7
Actual current ratio				1.1
Aggregate principal amount borrowed			$ 1,791,585
Midstates Sub
Long-Term Debt
Ownership interest (as a percent)		100.00%										100.00%
Period Two
Long-Term Debt
Redemption price, percentage			100.00%
Credit Facility Amendment - September 26, 2013 | Fiscal quarter ending March 31, 2015 and each fiscal quarter thereafter
Long-Term Debt
Leverage ratio								4.00
Minimum
Long-Term Debt
Actual Debt to EBITDA			1.0
Maximum
Long-Term Debt
Leverage ratio			1.0
Maximum | Credit Facility Amendment - September 26, 2013 | Fiscal quarter ending December 31, 2014
Long-Term Debt
Leverage ratio				4.75		4.75
Senior Revolving Credit Facility, due 2018
Long-Term Debt
Long-term debt				$ 435,150	$ 401,150	$ 435,150
Maximum borrowing capacity			$ 750,000	$ 750,000		$ 750,000
Borrowing base			$ 252,400						$ 525,000	$ 475,000
Interest rate, description				LIBOR
Weighted-average interest rate (as a percent)			2.90%	2.80%	2.50%	2.80%					2.80%
Commitment fee, option one (as a percent)			0.375%	0.375%
Commitment fee, option two (as a percent)			0.50%	0.50%
Period during which Company may request additional redetermination of borrowing base			6 months	6 months
Outstanding letters of credit amount			$ 1,500	$ 1,400		$ 1,400
Number of equal successive monthly payments to make repayment on reduction of borrowing base | item			6	6
Period for commencement of repayment of equal successive monthly payments following the administrative agent's notice regarding borrowing base reduction			30 days	30 days
Actual current ratio				1.1
Actual Debt to EBITDA				3.7		3.7
Senior Revolving Credit Facility, due 2018 | Minimum
Long-Term Debt
Interest rate added to base rate (as a percent)				2.00%
Percentage of outstanding loans and other obligations held by lenders, on whose behalf the administrative agent may request for redetermination of borrowing base			67.00%	67.00%
Current ratio				1.0		1.0
Senior Revolving Credit Facility, due 2018 | Maximum
Long-Term Debt
Interest rate added to base rate (as a percent)				3.00%
Additional borrowing base redeterminations at company request per 6 month period following each scheduled borrowing base redetermination | item			1	1
2020 Senior Notes
Long-Term Debt
Long-term debt				$ 600,000	$ 600,000	$ 600,000
Interest rate (as a percent)		10.75%					10.75%
Estimated fair value of the Notes			$ 121,100	$ 327,000		$ 327,000
Aggregate principal amount borrowed		$ 600,000	$ 293,625
Redemption price, expressed as percentage of principal amount				101.00%
Effective annual interest rate (as a percent)						11.10%
2020 Senior Notes | Period One
Long-Term Debt
Debt instrument redemption period end date		Sep. 30, 2015	Sep. 30, 2015
Redemption price, expressed as percentage of principal amount		110.75%
2020 Senior Notes | Period Two
Long-Term Debt
Debt instrument redemption period end date		Sep. 30, 2016	Sep. 30, 2016
Redemption price, percentage		100.00%
2020 Senior Notes | Maximum | Period One
Long-Term Debt
Percentage of debt that can be redeemed		35.00%
2021 Senior Notes
Long-Term Debt
Long-term debt				$ 700,000	$ 700,000	$ 700,000
Interest rate (as a percent)	9.25%						9.25%
Proceeds from the offering (net of the initial purchasers' discount and related offering expenses)	$ 700,000
Repayment of outstanding facility balance	34,300
Estimated fair value of the Notes			$ 137,800	$ 357,000		$ 357,000
Aggregate principal amount borrowed	$ 700,000		$ 347,652
Effective annual interest rate (as a percent)				9.60%	9.50%
2021 Senior Notes | Midstates Sub
Long-Term Debt
Ownership interest (as a percent)	100.00%
2021 Senior Notes | Period One
Long-Term Debt
Debt instrument redemption period end date	May 31, 2016
Redemption price, percentage	100.00%
Redemption price, expressed as percentage of principal amount	109.25%
2021 Senior Notes | Maximum | Period Two
Long-Term Debt
Percentage of debt that can be redeemed	35.00%
Credit Facility
Long-Term Debt
Period during which Company may request additional redetermination of borrowing base				6 months
Period for commencement of repayment of equal successive monthly payments following the administrative agent's notice regarding borrowing base reduction				30 days
Credit Facility | Maximum
Long-Term Debt
Leverage ratio				4		4